Shareholders Equity (Narrative) (Details) - EUR (€) € / shares in Units, € in Thousands	2 Months Ended	5 Months Ended	12 Months Ended
	Jul. 31, 2001	Dec. 31, 1998	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2007	Jan. 02, 2015	Jan. 02, 2014	Jan. 02, 2013
RetainedEarningsStatutoryAccumulatedDeficit			€ 13,292
Treasury Stock, Shares, Acquired	180,290	190,238
Treasury Stock, Value, Acquired, Par Value Method	€ 493	€ 649
Employee Stock Option [Member] | Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			0	0	500,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Exercise Price			€ 0.00	€ 0.00	€ 1.91
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number			917,188	1,095,850	1,310,850				1,095,850	1,310,850	810,850
Plan 2 - 2007 [Member] | Employee Stock Option [Member] | Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized								600,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross								504,088
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Exercise Price								€ 3.99
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value								€ 1,731
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number			359,088
Plan 3 - 2010 [Member] | Employee Stock Option [Member] | Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			229,100
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Exercise Price			€ 2.38
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value			€ 328
ShareBasedCompensationArrangementByShareBasedPaymentAwardOptionsNonCashFinancialCharge			€ 26	€ 8	€ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number			138,100
Plan 4 - 2012 [Member] | Employee Stock Option [Member] | Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized			500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						500,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Exercise Price						€ 1.91
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value						€ 660
ShareBasedCompensationArrangementByShareBasedPaymentAwardOptionsNonCashFinancialCharge			€ 66	128	327
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number			370,000
Plan 2b - 2007 [Member] | Employee Stock Option [Member] | Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross							95,912
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Exercise Price							€ 1.88
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value							€ 143
ShareBasedCompensationArrangementByShareBasedPaymentAwardOptionsNonCashFinancialCharge			€ 0	€ 4	€ 15
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number			50,000